Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000162155
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Institutional
Trading Symbol	VLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 6.61% during the 12 months ended December 31, 2025.

• The Fund underperformed the Russell 2000® Index due primarily to stock selection overall.

• Detracting most from the Fund’s relative results was weak stock selection in the materials, health care, information technology and financials sectors.

• Partially offsetting these detractors was the industrials sector, wherein both effective stock selection and an overweight added value. Having no holdings in energy and real estate—each among the weakest sectors in the Russell 2000® Index during the annual period—contributed positively as well.

• Among the stocks that detracted most from the Fund’s relative performance were positions in AAON, which designs, manufactures and sells HVAC equipment; SPS Commerce, a cloud-based supply chain management software provider; and RLI, a specialty insurance holding company. Each experienced a double-digit share price decline because of weaker than expected operating results.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical, electrical and plumbing building systems; Fabrinet, a provider of advanced optical packaging and precision electronics manufacturing services for original equipment manufacturers; and Medpace, a contract research organization providing full-service, physician-led clinical development for drugs, biologics and medical devices. Each of the two industrials companies enjoyed a triple-digit share price gain during the 12-month period, and Medpace saw a robust double-digit share price gain during the annual period—in each case because of stronger than expected operating results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Institutional Class	Russell 2000® Index
12/15	$10,000	$10,000
01/16	$9,436	$9,121
02/16	$9,436	$9,120
03/16	$9,986	$9,848
04/16	$10,048	$10,003
05/16	$10,300	$10,228
06/16	$10,405	$10,222
07/16	$10,695	$10,832
08/16	$10,907	$11,023
09/16	$10,842	$11,146
10/16	$10,414	$10,616
11/16	$11,264	$11,800
12/16	$11,467	$12,131
01/17	$11,593	$12,179
02/17	$11,896	$12,414
03/17	$11,921	$12,430
04/17	$12,124	$12,566
05/17	$12,217	$12,311
06/17	$12,297	$12,736
07/17	$12,455	$12,831
08/17	$12,247	$12,668
09/17	$12,798	$13,458
10/17	$13,111	$13,573
11/17	$13,485	$13,964
12/17	$13,526	$13,908
01/18	$13,882	$14,271
02/18	$13,451	$13,718
03/18	$13,591	$13,896
04/18	$13,445	$14,016
05/18	$13,970	$14,867
06/18	$14,084	$14,973
07/18	$14,622	$15,234
08/18	$15,427	$15,891
09/18	$15,214	$15,509
10/18	$13,822	$13,824
11/18	$14,289	$14,044
12/18	$12,918	$12,376
01/19	$14,052	$13,768
02/19	$14,762	$14,484
03/19	$14,690	$14,181
04/19	$15,445	$14,662
05/19	$14,552	$13,522
06/19	$15,583	$14,478
07/19	$15,932	$14,561
08/19	$15,373	$13,842
09/19	$15,466	$14,130
10/19	$15,616	$14,502
11/19	$16,074	$15,099
12/19	$16,202	$15,535
01/20	$16,291	$15,037
02/20	$15,279	$13,771
03/20	$13,069	$10,779
04/20	$14,263	$12,259
05/20	$15,568	$13,057
06/20	$15,772	$13,519
07/20	$16,618	$13,893
08/20	$17,307	$14,676
09/20	$16,710	$14,185
10/20	$16,810	$14,482
11/20	$19,020	$17,152
12/20	$20,567	$18,636
01/21	$20,611	$19,573
02/21	$21,554	$20,793
03/21	$21,738	$21,002
04/21	$22,452	$21,443
05/21	$22,164	$21,487
06/21	$22,364	$21,904
07/21	$22,942	$21,113
08/21	$23,387	$21,585
09/21	$22,765	$20,949
10/21	$23,700	$21,840
11/21	$23,058	$20,930
12/21	$23,756	$21,397
01/22	$21,323	$19,337
02/22	$21,115	$19,544
03/22	$21,064	$19,787
04/22	$19,601	$17,826
05/22	$19,167	$17,853
06/22	$18,427	$16,385
07/22	$20,026	$18,095
08/22	$19,137	$17,725
09/22	$17,504	$16,026
10/22	$19,231	$17,790
11/22	$20,277	$18,206
12/22	$19,265	$17,024
01/23	$20,792	$18,684
02/23	$21,111	$18,368
03/23	$21,032	$17,491
04/23	$20,906	$17,176
05/23	$20,286	$17,017
06/23	$22,172	$18,401
07/23	$22,311	$19,526
08/23	$22,193	$18,549
09/23	$20,998	$17,457
10/23	$20,125	$16,267
11/23	$21,779	$17,739
12/23	$23,558	$19,906
01/24	$23,369	$19,132
02/24	$24,962	$20,214
03/24	$25,626	$20,938
04/24	$24,601	$19,464
05/24	$25,644	$20,440
06/24	$25,226	$20,251
07/24	$26,999	$22,309
08/24	$27,144	$21,976
09/24	$27,800	$22,129
10/24	$26,911	$21,810
11/24	$29,344	$24,202
12/24	$26,974	$22,203
01/25	$27,718	$22,785
02/25	$25,948	$21,567
03/25	$24,948	$20,099
04/25	$25,279	$19,634
05/25	$26,371	$20,683
06/25	$27,142	$21,807
07/25	$27,670	$22,185
08/25	$28,326	$23,770
09/25	$28,212	$24,510
10/25	$28,635	$24,953
11/25	$29,379	$25,193
12/25	$28,758	$25,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	6.61%	6.93%	11.14%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 820,000,203
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 5,772,259
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$820,000,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$5,772,259

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	94.8%
Cash & Other Assets - Net	5.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Utilities	0.6%
Materials	1.8%
Consumer Staples	3.1%
Financials	7.6%
Consumer Discretionary	8.1%
Healthcare	8.8%
Information Technology	13.1%
Industrials	56.9%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

CACI International, Inc.	4.6%
RBC Bearings, Inc.	4.3%
Woodward, Inc.	4.2%
Watts Water Technologies, Inc.	3.9%
Comfort Systems USA, Inc.	3.7%
Fabrinet	3.5%
Federal Signal Corp.	3.5%
Ensign Group, Inc.	3.4%
Applied Industrial Technologies, Inc.	3.2%
ExlService Holdings, Inc.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020634
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Investor
Trading Symbol	VLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 6.35% during the 12 months ended December 31, 2025.

• The Fund underperformed the Russell 2000® Index due primarily to stock selection overall.

• Detracting most from the Fund’s relative results was weak stock selection in the materials, health care, information technology and financials sectors.

• Partially offsetting these detractors was the industrials sector, wherein both effective stock selection and an overweight added value. Having no holdings in energy and real estate—each among the weakest sectors in the Russell 2000® Index during the annual period—contributed positively as well.

• Among the stocks that detracted most from the Fund’s relative performance were positions in AAON, which designs, manufactures and sells HVAC equipment; SPS Commerce, a cloud-based supply chain management software provider; and RLI, a specialty insurance holding company. Each experienced a double-digit share price decline because of weaker than expected operating results.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical, electrical and plumbing building systems; Fabrinet, a provider of advanced optical packaging and precision electronics manufacturing services for original equipment manufacturers; and Medpace, a contract research organization providing full-service, physician-led clinical development for drugs, biologics and medical devices. Each of the two industrials companies enjoyed a triple-digit share price gain during the 12-month period, and Medpace saw a robust double-digit share price gain during the annual period—in each case because of stronger than expected operating results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Investor Class	Russell 2000® Index
12/15	$10,000	$10,000
01/16	$9,438	$9,121
02/16	$9,431	$9,120
03/16	$9,979	$9,848
04/16	$10,038	$10,003
05/16	$10,286	$10,228
06/16	$10,388	$10,222
07/16	$10,679	$10,832
08/16	$10,888	$11,023
09/16	$10,821	$11,146
10/16	$10,390	$10,616
11/16	$11,236	$11,800
12/16	$11,437	$12,131
01/17	$11,560	$12,179
02/17	$11,861	$12,414
03/17	$11,883	$12,430
04/17	$12,084	$12,566
05/17	$12,169	$12,311
06/17	$12,247	$12,736
07/17	$12,402	$12,831
08/17	$12,192	$12,668
09/17	$12,741	$13,458
10/17	$13,049	$13,573
11/17	$13,416	$13,964
12/17	$13,454	$13,908
01/18	$13,808	$14,271
02/18	$13,374	$13,718
03/18	$13,511	$13,896
04/18	$13,363	$14,016
05/18	$13,880	$14,867
06/18	$13,992	$14,973
07/18	$14,522	$15,234
08/18	$15,320	$15,891
09/18	$15,104	$15,509
10/18	$13,719	$13,824
11/18	$14,182	$14,044
12/18	$12,817	$12,376
01/19	$13,941	$13,768
02/19	$14,641	$14,484
03/19	$14,566	$14,181
04/19	$15,313	$14,662
05/19	$14,424	$13,522
06/19	$15,443	$14,478
07/19	$15,784	$14,561
08/19	$15,229	$13,842
09/19	$15,316	$14,130
10/19	$15,464	$14,502
11/19	$15,913	$15,099
12/19	$16,039	$15,535
01/20	$16,121	$15,037
02/20	$15,115	$13,771
03/20	$12,928	$10,779
04/20	$14,109	$12,259
05/20	$15,395	$13,057
06/20	$15,592	$13,519
07/20	$16,423	$13,893
08/20	$17,105	$14,676
09/20	$16,509	$14,185
10/20	$16,606	$14,482
11/20	$18,782	$17,152
12/20	$20,306	$18,636
01/21	$20,347	$19,573
02/21	$21,272	$20,793
03/21	$21,449	$21,002
04/21	$22,152	$21,443
05/21	$21,861	$21,487
06/21	$22,055	$21,904
07/21	$22,616	$21,113
08/21	$23,052	$21,585
09/21	$22,438	$20,949
10/21	$23,351	$21,840
11/21	$22,713	$20,930
12/21	$23,395	$21,397
01/22	$20,999	$19,337
02/22	$20,789	$19,544
03/22	$20,733	$19,787
04/22	$19,288	$17,826
05/22	$18,860	$17,853
06/22	$18,126	$16,385
07/22	$19,696	$18,095
08/22	$18,817	$17,725
09/22	$17,205	$16,026
10/22	$18,898	$17,790
11/22	$19,923	$18,206
12/22	$18,924	$17,024
01/23	$20,425	$18,684
02/23	$20,729	$18,368
03/23	$20,650	$17,491
04/23	$20,522	$17,176
05/23	$19,910	$17,017
06/23	$21,754	$18,401
07/23	$21,886	$19,526
08/23	$21,768	$18,549
09/23	$20,592	$17,457
10/23	$19,730	$16,267
11/23	$21,345	$17,739
12/23	$23,087	$19,906
01/24	$22,896	$19,132
02/24	$24,450	$20,214
03/24	$25,098	$20,938
04/24	$24,086	$19,464
05/24	$25,102	$20,440
06/24	$24,689	$20,251
07/24	$26,416	$22,309
08/24	$26,558	$21,976
09/24	$27,193	$22,129
10/24	$26,318	$21,810
11/24	$28,693	$24,202
12/24	$26,373	$22,203
01/25	$27,098	$22,785
02/25	$25,360	$21,567
03/25	$24,378	$20,099
04/25	$24,698	$19,634
05/25	$25,760	$20,683
06/25	$26,502	$21,807
07/25	$27,013	$22,185
08/25	$27,644	$23,770
09/25	$27,533	$24,510
10/25	$27,937	$24,953
11/25	$28,657	$25,193
12/25	$28,048	$25,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	6.35%	6.67%	10.86%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 820,000,203
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 5,772,259
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$820,000,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$5,772,259

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	94.8%
Cash & Other Assets - Net	5.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Utilities	0.6%
Materials	1.8%
Consumer Staples	3.1%
Financials	7.6%
Consumer Discretionary	8.1%
Healthcare	8.8%
Information Technology	13.1%
Industrials	56.9%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

CACI International, Inc.	4.6%
RBC Bearings, Inc.	4.3%
Woodward, Inc.	4.2%
Watts Water Technologies, Inc.	3.9%
Comfort Systems USA, Inc.	3.7%
Fabrinet	3.5%
Federal Signal Corp.	3.5%
Ensign Group, Inc.	3.4%
Applied Industrial Technologies, Inc.	3.2%
ExlService Holdings, Inc.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com